Exhibit 99.1

NISSAN AUTO LEASE TRUST 2016-A
Monthly Servicer's Report
for the month of December 2016

Collection Period Start	1-Dec-16	Distribution Date	17-Jan-17
Collection Period End	31-Dec-16	30/360 Days	30
Beg. of Interest Period	15-Dec-16	Actual/360 Days	33
End of Interest Period	17-Jan-17

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,392,866,550.14	1,228,303,560.84	1,203,496,142.55	0.8640427
Total Securities		1,392,866,550.14	1,228,303,560.84	1,203,496,142.55	0.8640427
Class A-1 Notes	0.620000%	154,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	1.220000%	407,000,000.00	398,764,106.04	379,421,923.58	0.9322406
Class A-2b Notes	1.083890%	115,000,000.00	112,672,904.66	107,207,668.83	0.9322406
Class A-3 Notes	1.490000%	380,000,000.00	380,000,000.00	380,000,000.00	1.0000000
Class A-4 Notes	1.650000%	114,000,000.00	114,000,000.00	114,000,000.00	1.0000000
Certificates	0.000000%	222,866,550.14	222,866,550.14	222,866,550.14	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	19,342,182.46	405,410.17	47.5237898	0.9960938
Class A-2b Notes	5,465,235.83	111,947.95	47.5237898	0.9734604
Class A-3 Notes	0.00	471,833.33	0.0000000	1.2416667
Class A-4 Notes	0.00	156,750.00	0.0000000	1.3750000
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	24,807,418.29	1,145,941.45

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				16,663,333.07
Monthly Interest				5,252,769.10
Total Monthly Payments				21,916,102.17

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				641,462.09
Aggregate Sales Proceeds Advance				2,533,055.38
Total Advances				3,174,517.47

Vehicle Disposition Proceeds:
Reallocation Payments				3,620,373.00
Repurchase Payments				12,392.71
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				5,287,214.84
Excess Wear and Tear and Excess Mileage				21,317.77
Remaining Payoffs				0.00
Net Insurance Proceeds				1,232,499.90
Residual Value Surplus				24,302.11
Total Collections				35,288,719.97

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	2,918,037.00			201
Involuntary Repossession	244,264.00			18
Voluntary Repossession	413,044.00			26
Full Termination	-			-
Bankruptcty	45,028.00			2
Insurance Payoff		1,218,462.81		63
Customer Payoff			100,294.77	5
Grounding Dealer Payoff			3,475,698.44	132
Dealer Purchase			1,072,690.69	43
Total	3,620,373.00	1,218,462.81	4,648,683.90	490

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2016-A
Monthly Servicer's Report
for the month of December 2016

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	62,953	1,462,552,541.51	7.00000%	1,228,303,560.84
Total Depreciation Received		(19,600,722.98)		(14,741,744.02)
Principal Amount of Gross Losses	(117)	(2,667,779.71)		(2,289,318.84)
Repurchase / Reallocation	(1)	(16,662.93)		(12,392.71)
Early Terminations	(178)	(3,098,706.60)		(2,527,809.71)
Scheduled Terminations	(241)	(5,945,574.33)		(5,236,153.01)
Pool Balance - End of Period	62,416	1,431,223,094.96		1,203,496,142.55

Remaining Pool Balance
Lease Payment				366,182,970.27
Residual Value				837,313,172.28
Total				1,203,496,142.55

III. DISTRIBUTIONS

Total Collections					35,288,719.97
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					35,288,719.97

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					573,894.95
3. Reimbursement of Sales Proceeds Advance					2,067,930.93
4. Servicing Fee:
Servicing Fee Due					1,023,586.30
Servicing Fee Paid					1,023,586.30
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					3,665,412.18

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall					0.00
Class A-2a Notes Interest on Interest Carryover Shortfall					0.00
Class A-2a Notes Monthly Available Interest Distribution Amount					405,410.17

Class A-2a Notes Monthly Interest Paid					405,410.17
Chg in Class A-2a Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall					0.00
Class A-2b Notes Interest on Interest Carryover Shortfall					0.00
Class A-2b Notes Monthly Available Interest Distribution Amount					111,947.95

Class A-2b Notes Monthly Interest Paid					111,947.95
Chg in Class A-2b Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					471,833.33

Class A-3 Notes Monthly Interest Paid					471,833.33
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2016-A
Monthly Servicer's Report
for the month of December 2016

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	156,750.00

Class A-4 Notes Monthly Interest Paid	156,750.00
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	1,145,941.45
Total Note and Certificate Monthly Interest Paid	1,145,941.45
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	30,477,366.34

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	24,807,418.29

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	24,807,418.29
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	5,669,948.05

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2016-A
Monthly Servicer's Report
for the month of December 2016

IV. RESERVE ACCOUNT

Initial Reserve Account Amount			6,964,332.75
Required Reserve Account Amount			20,892,998.25
Beginning Reserve Account Balance			20,892,998.25
Additional Cash Infusion			0.00
Reinvestment Income for the Period			0.00
Reserve Fund Available for Distribution			20,892,998.25
Reserve Fund Draw Amount			0.00
Deposit of Remaining Available Collections			5,669,948.05
Gross Reserve Account Balance			26,562,946.30
Remaining Available Collections Released to Seller			5,669,948.05
Total Ending Reserve Account Balance			20,892,998.25

V. POOL STATISTICS

Weighted Average Remaining Maturity			18.04
Monthly Prepayment Speed			69%
Lifetime Prepayment Speed			68%

		$	units
Recoveries of Defaulted and Casualty Receivables		1,981,951.38
Securitization Value of Defaulted Receivables and Casualty Receivables		2,289,318.84	117
Aggregate Defaulted and Casualty Gain (Loss)		(307,367.46)
Pool Balance at Beginning of Collection Period		1,228,303,560.84
Net Loss Ratio
Current Collection Period		-0.0250%
Preceding Collection Period		-0.0185%
Second Preceding Collection Period		-0.0456%
Third Preceding Collection Period		0.0004%

Cumulative Net Losses for all Periods		0.1460%	2,033,422.04

Delinquent Receivables:	% of BOP Pool Balance	Amount	Number
31-60 Days Delinquent	0.65%	7,935,392.39	399
61-90 Days Delinquent	0.15%	1,809,636.77	91
91-120+ Days Delinquent	0.07%	823,502.65	44
More than 120 Days	0.01%	68,594.02	3
Total Delinquent Receivables:	0.86%	10,637,125.83	537

61+ Days Delinquencies as Percentage of Receivables		Amount	Number
Current Collection Period		0.22%	0.22%
Preceding Collection Period		0.20%	0.19%
Second Preceding Collection Period		0.18%	0.17%
Third Preceding Collection Period		0.17%	0.17%

60 Day Delinquent Receivables		3,388,486.42
Delinquency Percentage		0.28%
Delinquency Trigger		4.40%
Does the Delinquency Percentage exceed the Delinquency Trigger?		No

Aggregate Sales Performance of Auctioned Vehicles		$	units
Sales Proceeds		2,918,037.00	201
Securitization Value		3,362,133.70	201
Aggregate Residual Gain (Loss)		(444,096.70)

Cumulative Sales Performance of Auctioned Vehicles		$	units
Cumulative Sales Proceeds		12,086,499.99	805
Cumulative Securitization Value		14,007,219.98	805
Cumulative Residual Gain (Loss)		(1,920,719.99)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			3,374,512.93
Reimbursement of Outstanding Advance			2,067,930.93
Additional Advances for current period			2,533,055.38
Ending Balance of Residual Advance			3,839,637.38

Beginning Balance of Payment Advance			1,755,397.35
Reimbursement of Outstanding Payment Advance			573,894.95
Additional Payment Advances for current period			641,462.09
Ending Balance of Payment Advance			1,822,964.49

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2016-A
Monthly Servicer's Report
for the month of December 2016

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	NO

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	NO

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	NO

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	NO

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	NO

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	NO